Other current and Long Term liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Funding from partner GSK long term	$ 6,345	$ 6,906
Provision for retirement indemnity (see note 21)	2,875	1,978
R&D credit tax financing long term	12,661	6,682
Employee service award provision long term	2,768	2,235
Other	31	22
Total Other long term liabilities	$ 24,680	$ 17,823